Loans and financing and Obligations to FIDC quota holders - Schedule of Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 5,551,125	R$ 8,362,389	R$ 6,083,650
Balances in transit banking solution and deposits	R$ 243,782	R$ 169,558
CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate	1238.00%	4.42%
Loans And Financing [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	R$ 2,822,655	R$ 3,873,561
Non-current portion of non-current borrowings	2,728,470	4,488,828
Borrowings	5,551,125	8,362,389
Obligations to FDIC Quota Holders [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	975,248	1,294,806
Non-current portion of non-current borrowings	0	932,368
Borrowings	975,248	2,227,174
Obligations to FIDC AR III quota holders (6.7.3.1)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		1,273,675
Non-current portion of non-current borrowings		932,368
Borrowings	R$ 952,780	R$ 2,206,043	4,114,315
Obligations to FIDC AR III quota holders (6.7.3.1) | CDI Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis	1.50%	1.50%
Obligations to FIDC AR III quota holders (6.7.3.1) | Aug-23 [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	R$ 952,780
Non-current portion of non-current borrowings	0
Borrowings	952,780
Obligations to FIDC TAPSO quota holders (6.7.3.2)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		R$ 21,131
Non-current portion of non-current borrowings		0
Borrowings	R$ 22,468	R$ 21,131	20,476
Obligations to FIDC TAPSO quota holders (6.7.3.2) | CDI Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis	1.80%	1.50%
Obligations to FIDC TAPSO quota holders (6.7.3.2) | Feb-23 [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	R$ 22,468
Non-current portion of non-current borrowings	0
Borrowings	22,468
Loans And Financing Excluding FDIC Obligations [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	1,847,407	R$ 2,578,755
Non-current portion of non-current borrowings	2,728,470	3,556,460
Borrowings	R$ 4,575,877	6,135,215
Leasing
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		66,531
Non-current portion of non-current borrowings		206,924
Borrowings		R$ 273,455
Leasing | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Benchmark return rate	105.10%	105.70%
Leasing | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Benchmark return rate	151.80%	151.80%
Leasing | Jan-23 to Jun-29 [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	R$ 55,583
Non-current portion of non-current borrowings	144,564
Borrowings	200,147
Bonds
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		R$ 4,592
Non-current portion of non-current borrowings		2,760,018
Borrowings	R$ 2,587,303	R$ 2,764,610	0
Benchmark return rate	3.95%	3.95%
Bonds | Jun-28 [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	R$ 4,007
Non-current portion of non-current borrowings	2,583,861
Borrowings	2,587,868
Bank borrowings
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		R$ 2,108,123
Non-current portion of non-current borrowings		589,518
Borrowings	R$ 1,788,427	R$ 2,697,641	390,830
Bank borrowings | CDI Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis	0.95%	0.75%
Bank borrowings | CDI Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, benchmark return rate, adjustment to interest rate basis	1.44%	1.50%
Bank borrowings | 3 to 18 months [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	R$ 1,787,817
Non-current portion of non-current borrowings	45
Borrowings	1,787,862
Debentures
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings		R$ 399,509
Non-current portion of non-current borrowings		0
Borrowings	R$ 0	R$ 399,509	398,358
Debentures | CDI Rate
Disclosure of detailed information about borrowings [line items]
Benchmark return rate		109.00%
Loans with private entities
Disclosure of detailed information about borrowings [line items]
Borrowings		R$ 0	R$ 745,051